UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:
J. RICHARD ATWOOD, PRESIDENT Source Capital, Inc. 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

ITEM 1. Schedule of Investments.

SOURCE CAPITAL, INC.

Portfolio of investments

March 31, 2017

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
INFRASTRUCTURE SOFTWARE — 8.3%
Microsoft Corporation	169,550	$11,166,563
Oracle Corporation	434,720	19,392,859
		$30,559,422
DIVERSIFIED BANKS — 7.6%
Bank of America Corporation	567,370	$13,384,258
Citigroup, Inc.	240,330	14,376,541
		$27,760,799
AIRCRAFT & PARTS — 7.1%
Arconic, Inc.	411,206	$10,831,166
United Technologies Corporation	135,350	15,187,624
		$26,018,790
INTERNET MEDIA — 4.3%
Alphabet, Inc. (Class A)*	5,617	$4,762,092
Alphabet, Inc. (Class C)*	5,632	4,672,082
Baidu, Inc. (ADR) (China)*	36,950	6,374,614
		$15,808,788
P&C INSURANCE — 3.8%
American International Group, Inc.	224,030	$13,986,193

INSURANCE BROKERS — 3.7%
Aon plc (Britain)	114,830	$13,629,173

SEMICONDUCTOR DEVICES — 3.0%
Analog Devices, Inc.	93,070	$7,627,087
QUALCOMM, Inc.	60,910	3,492,579
		$11,119,666
COMMUNICATIONS EQUIPMENT — 2.8%
Cisco Systems, Inc.	300,010	$10,140,338

ELECTRICAL COMPONENTS — 2.6%
TE Connectivity, Ltd. (Switzerland)	128,350	$9,568,492

INVESTMENT COMPANIES — 1.8%
Groupe Bruxelles Lambert SA (Belgium)	72,700	$6,600,045

ADVERTISING & MARKETING — 1.7%
WPP plc (Britain)	288,280	$6,327,981

CONSUMER FINANCE — 1.7%
American Express Co.	78,380	$6,200,642

BASE METALS — 1.5%
Alcoa Corporation	111,019	$3,819,053
MMC Norilsk Nickel PJSC (ADR) (Russia)	111,630	1,754,824
		$5,573,877

See notes to financial statements.

	Shares or Principal Amount	Fair Value
COMMON STOCKS (Continued)
ELECTRICAL POWER EQUIPMENT — 1.5%
General Electric Co.	183,450	$5,466,810

LIFE SCIENCE EQUIPMENT — 1.4%
Thermo Fisher Scientific, Inc.	32,030	$4,919,808

INTEGRATED OILS — 1.2%
Gazprom PJSC (ADR) (Russia)	323,590	$1,446,447
Lukoil PJSC (ADR) (Russia)	37,100	1,964,816
Rosneft Oil Co. PJSC (GDR) (Russia)	145,630	828,635
		$4,239,898
FOOD & DRUG STORES — 0.8%
Jardine Strategic Holdings, Ltd. (Hong Kong)	67,680	$2,842,560

HOUSEHOLD PRODUCTS — 0.7%
Unilever NV (CVA) (Britain)	48,330	$2,401,076

EXPLORATION & PRODUCTION — 0.3%
Occidental Petroleum Corporation	14,880	$942,797

OTHER COMMON STOCKS — 1.3%		$4,917,419

TOTAL COMMON STOCKS — 57.1% (Cost $177,164,697)		$209,024,574

BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.5%
AGENCY — 0.1%
Government National Mortgage Association 2011-49 A — 2.45% 7/16/2038	$344,154	$344,675

AGENCY STRIPPED — 4.5%
Government National Mortgage Association 2013-63 IO — 0.769% 9/16/2051@	$19,290,715	$1,023,245
Government National Mortgage Association 2013-74 IO — 0.77% 12/16/2053@	20,801,435	1,021,789
Government National Mortgage Association 2012-58 IO — 0.775% 2/16/2053@	13,140,346	556,231
Government National Mortgage Association 2015-86 IO — 0.777% 5/16/2052@	3,036,821	180,369
Government National Mortgage Association 2014-171 IO — 0.79% 11/16/2055@	18,326,633	923,935
Government National Mortgage Association 2013-13 IO — 0.798% 7/16/2047@	3,210,955	153,732
Government National Mortgage Association 2013-146 IO — 0.809% 11/16/2048@	18,067,215	820,168
Government National Mortgage Association 2012-79 IO — 0.813% 3/16/2053@	8,210,850	375,072
Government National Mortgage Association 2012-85 IO — 0.816% 9/16/2052@	5,771,607	275,431
Government National Mortgage Association 2012-114 IO — 0.822% 1/16/2053@	17,443,631	1,056,644
Government National Mortgage Association 2014-153 IO — 0.863% 4/16/2056@	12,562,860	785,678
Government National Mortgage Association 2015-19 IO — 0.887% 1/16/2057@	10,083,503	694,538
Government National Mortgage Association 2012-109 IO — 0.924% 10/16/2053@	17,164,665	822,186
Government National Mortgage Association 2014-187 IO — 0.963% 5/16/2056@	8,100,807	542,997
Government National Mortgage Association 2016-45 IO — 1.004% 2/16/2058@	16,115,434	1,211,062
Government National Mortgage Association 2016-34 IO — 1.007% 1/16/2058@	5,751,062	442,211
Government National Mortgage Association 2016-65 IO — 1.009% 1/16/2058@	6,484,581	505,448
Government National Mortgage Association 2015-114 IO — 1.035% 3/15/2057@	2,464,668	163,985

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES (Continued)
Government National Mortgage Association 2015-108 IO — 1.059% 10/16/2056@	$12,898,847	$941,648
Government National Mortgage Association 2016-106 IO — 1.068% 9/16/2058@	7,302,610	610,864
Government National Mortgage Association 2016-125 IO — 1.089% 12/16/2057@	3,849,364	311,593
Government National Mortgage Association 2016-85 IO — 1.121% 3/16/2057@	4,277,311	350,780
Government National Mortgage Association 2016-119 IO — 1.127% 4/16/2058@	10,923,543	903,264
Government National Mortgage Association 2016-67 IO — 1.168% 7/16/2057@	15,432,500	1,245,829
Government National Mortgage Association 2016-94 IO — 1.17% 12/16/2057@	5,849,782	485,370
		$16,404,069
NON-AGENCY — 0.9%
A10 Term Asset Financing LLC 2016-1 A1 — 2.42% 3/15/2035**	$263,000	$262,047
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.214% 2/11/2041@	155,215	155,199
Citigroup Commercial Mortgage Trust 2006-C4 B — 5.995% 3/15/2049@	186,163	186,654
COMM Mortgage Trust 2014-FL5 B — 3.062% 10/15/2031**,@	339,000	340,118
COMM Mortgage Trust 2014-FL5 C — 3.062% 10/15/2031**,@	226,000	222,808
Credit Suisse Commercial Mortgage Trust Series 2016-MFF E — 6.912% 11/15/2033**,@	813,000	816,059
Latitude Management Real Estate Capita 2016-CRE2 A — 2.477% 11/24/2031**,@,††	318,000	318,000
Morgan Stanley Capital I Trust 2006-HQ9 D — 5.862% 7/12/2044@	260,000	260,355
Rialto Capital Management LLC 2014-LT5 B — 5.00% 5/15/2024**,††	454,347	454,347
SCG Trust 2013-SRP1 AJ — 2.862% 11/15/2026**,@	380,000	378,162
		$3,393,749
TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $20,746,336)		$20,142,493

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.6%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 2.2%
Federal Home Loan Mortgage Corporation 3770 WA — 4.00% 11/15/2028	$419,095	$425,679
Federal Home Loan Mortgage Corporation 3957 BV — 4.00% 10/15/2029	592,402	596,165
Federal National Mortgage Association 2012-117 DA — 1.50% 12/25/2039	310,873	306,088
Federal National Mortgage Association 2017-16 WB — 2.25% 1/25/2045	600,989	593,295
Federal National Mortgage Association 2017-25 BE — 2.25% 1/25/2046	1,331,000	1,313,747
Federal National Mortgage Association 2017-16 JA — 3.00% 2/25/2043	915,946	932,824
Federal National Mortgage Association 2016-104 QA — 3.00% 11/25/2043	1,358,635	1,380,702
Federal National Mortgage Association 2014-4 KA — 3.00% 1/25/2044	111,783	112,487
Federal National Mortgage Association 2017-5 JA — 3.00% 2/25/2046	1,244,921	1,266,332
Federal National Mortgage Association 2017-28 A — 3.50% 5/25/2045	734,000	758,795
Federal National Mortgage Association 2003-78 B — 5.00% 8/25/2023	322,561	342,183
		$8,028,297
AGENCY POOL FIXED RATE — 1.1%
Federal Home Loan Mortgage Corporation G13122 — 5.00% 4/1/2023	$297,237	$315,648
Federal Home Loan Mortgage Corporation G15744 — 5.00% 6/1/2026	513,269	536,437
Federal Home Loan Mortgage Corporation G13145 — 5.50% 4/1/2023	624,153	667,151
Federal National Mortgage Association AL8274 — 4.50% 12/1/2018	898,237	912,882
Federal National Mortgage Association 889109 — 5.00% 1/1/2023	233,946	247,065
Federal National Mortgage Association AE0286 — 5.00% 4/1/2025	334,161	355,174
Federal National Mortgage Association AL7725 — 5.00% 9/1/2025	798,031	838,662
Federal National Mortgage Association 256717 — 5.50% 5/1/2022	240,944	256,267
		$4,129,286

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES (Continued)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 2.3%
BCAP LLC Trust 2010-RR8 2A6 — 2.662% 11/26/2036**,@	$689,212	$685,409
Nationstar HECM Loan Trust 2016-3A A — 2.013% 8/25/2026**,††	75,010	75,092
Nationstar HECM Loan Trust 2016-1A A — 2.981% 2/25/2026**,††	178,698	178,698
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036**,@	169,748	175,667
RiverView HECM Trust 2007-1 A — 1.49% 5/25/2047**,@	583,042	525,082
Towd Point Mortgage Trust 2016-3 A1 — 2.25% 4/25/2056**,@	687,137	680,553
Towd Point Mortgage Trust 2015-1 AES — 3.00% 10/25/2053**	615,099	619,379
Towd Point Mortgage Trust 2015-4 A1 — 3.50% 4/25/2055**,@	1,008,098	1,025,104
Towd Point Mortgage Trust 2015-2 2A1 — 3.75% 11/25/2057**,@	399,859	408,294
VOLT XL LLC 2015-NP14 A1 — 4.375% 11/27/2045**,@@	750,428	757,926
VOLT XXV LLC 2015-NPL8 A1 — 3.50% 6/26/2045**,@@	484,825	485,551
VOLT XXVII LLC 2014-NPL7 A1 — 3.375% 8/27/2057**,@@	876,860	877,062
VOLT XXXI LLC 2015-NPL2 A1 — 3.375% 2/25/2055**,@@	594,674	594,841
VOLT XXXIII LLC 2015-NPL5 A1 — 3.50% 3/25/2055**,@@	733,182	734,122
VOLT XXXV LLC 2015-NPL9 A1 — 3.50% 6/26/2045**,@@	600,710	601,432
		$8,424,212
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $20,503,109)		$20,581,795

ASSET-BACKED SECURITIES — 21.4%
AUTO — 6.4%
Ally Auto Receivables Trust 2017-1 B — 2.35% 3/15/2022	$101,000	$100,701
Ally Auto Receivables Trust 2017-1 C — 2.48% 5/16/2022	191,000	190,559
AmeriCredit Automobile Receivables Trust 2013-1 D — 2.09% 2/8/2019	1,300,000	1,301,786
AmeriCredit Automobile Receivables Trust 2017-1 C — 2.71% 8/18/2022	203,000	204,030
BMW Vehicle Lease Trust 2017-1 A4 — 2.18% 6/22/2020	501,000	503,659
Capital Auto Receivables Asset Trust 2016-3 A3 — 1.54% 8/20/2020	252,000	251,615
Capital Auto Receivables Asset Trust 2015-2 A3 — 1.73% 9/20/2019	1,185,000	1,186,954
Capital Auto Receivables Asset Trust 2016-1 B — 2.67% 12/21/2020	114,000	115,536
Credit Acceptance Auto Loan Trust 2015-1A A — 2.00% 7/15/2022**	1,090,511	1,092,013
Credit Acceptance Auto Loan Trust 2014-1A B — 2.29% 4/15/2022**	618,636	618,803
Credit Acceptance Auto Loan Trust 2016-2A A — 2.42% 11/15/2023**	250,000	250,248
Credit Acceptance Auto Loan Trust 2014-2A B — 2.67% 9/15/2022**	250,000	250,986
Credit Acceptance Auto Loan Trust 2016-3A B — 2.94% 10/15/2024**	411,000	412,417
Credit Acceptance Auto Loan Trust 2015-2A B — 3.04% 8/15/2023**	566,000	570,136
Credit Acceptance Auto Loan Trust 2016-2A B — 3.18% 5/15/2024**	601,000	606,583
Credit Acceptance Auto Loan Trust 2016-3A C — 3.60% 4/15/2025**	339,000	341,528
Drive Auto Receivables Trust 2015-BA B — 2.12% 6/17/2019**	7,620	7,622
DT Auto Owner Trust 2016-4A B — 2.02% 8/17/2020**	366,000	364,956
DT Auto Owner Trust 2014-2A C — 2.46% 1/15/2020**	58,977	58,991
DT Auto Owner Trust 2017-1A C — 2.70% 11/15/2022**	438,000	437,813
Exeter Automobile Receivables Trust 2016-3A A — 1.84% 11/16/2020**	553,829	552,160
Exeter Automobile Receivables Trust 2017-1A B — 3.00% 12/15/2021**	237,000	238,186
First Investors Auto Owner Trust 2014-1A A3 — 1.49% 1/15/2020**	250,224	250,176
First Investors Auto Owner Trust 2016-2A A2 — 1.87% 11/15/2021**	148,000	147,731
First Investors Auto Owner Trust 2016-1A A1 — 1.92% 5/15/2020**	536,385	536,782
First Investors Auto Owner Trust 2016-1A A2 — 2.26% 4/15/2021**	1,096,000	1,099,616
First Investors Auto Owner Trust 2017-1A B — 2.67% 4/17/2023**	115,000	114,911
First Investors Auto Owner Trust 2017-1A C — 2.95% 4/17/2023**	210,000	209,942

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES (Continued)
Ford Credit Auto Owner Trust 2013-C C — 1.91% 3/15/2019	$456,000	$456,835
GM Financial Automobile Leasing Trust 2016-3 C — 2.38% 5/20/2020	208,000	207,557
GM Financial Automobile Leasing Trust 2017-1 C — 2.74% 8/20/2020	597,000	597,970
Hyundai Auto Lease Securitization Trust 2016-C B — 1.86% 5/17/2021**	359,000	355,791
Prestige Auto Receivables Trust 2016-1A A3 — 1.99% 6/15/2020**	1,256,000	1,259,579
Prestige Auto Receivables Trust 2016-2A B — 2.19% 11/15/2022**	673,000	668,602
Prestige Auto Receivables Trust 2016-2A C — 2.88% 11/15/2022**	242,000	242,611
Santander Drive Auto Receivables Trust 2013-1 C — 1.76% 1/15/2019	109,108	109,122
Santander Drive Auto Receivables Trust 2013-3 C — 1.81% 4/15/2019	418,452	418,797
Santander Drive Auto Receivables Trust 2015-2 B — 1.83% 1/15/2020	1,300,000	1,301,779
Santander Drive Auto Receivables Trust 2014-2 C — 2.33% 11/15/2019	1,192,771	1,196,018
Santander Drive Auto Receivables Trust 2017-1 C — 2.58% 5/16/2022	209,000	209,079
Santander Drive Auto Receivables Trust 2013-5 D — 2.73% 10/15/2019	439,000	443,174
Santander Drive Auto Receivables Trust 2013-A C — 3.12% 10/15/2019**	642,563	644,418
Westlake Automobile Receivables Trust 2016-3A B — 2.07% 12/15/2021**	1,349,000	1,343,371
Westlake Automobile Receivables Trust 2016-1A B — 2.68% 9/15/2021**	1,300,000	1,305,929
Westlake Automobile Receivables Trust 2017-1A C — 2.70% 10/17/2022**	311,000	311,490
World Omni Automobile Lease Securitization Trust 2017-A A4 — 2.32% 8/15/2022	149,000	149,224
World Omni Automobile Lease Securitization Trust 2017-A B — 2.48% 8/15/2022	276,000	276,389
		$23,514,175
COLLATERALIZED LOAN OBLIGATION — 4.8%
Black Diamond CLO, Ltd. 2013-1A A1 — 2.473% 2/6/2026**,@	$567,000	$567,011
BlueMountain CLO Ltd. 2013-4A — 3.36% 4/15/2025**,††	250,000	250,000
Cent CLO 19, Ltd. 2013-19A A1A — 2.369% 10/29/2025**,@	453,000	453,796
Cerberus Loan Funding XVIII LP 2017-1A A — 2.91% 4/15/2027**,††	1,138,000	1,138,000
Cerberus Onshore II CLO-2 LLC 2014-1A A — 2.78% 10/15/2023**,@	109,929	109,899
Cerberus Onshore II CLO-2 LLC 2014-1A B — 3.722% 10/15/2023**,@	250,000	249,962
CIFC Funding 2013-III Ltd. 2013-3A A2BR — 3.40% 10/24/2025**	250,000	250,112
CIFC Funding 2013-IV Ltd. 2013-4A A2R — 2.72% 11/27/2024**,††	403,000	401,500
CVP Cascade CLO-1, Ltd. 2013-CLO1 A1 — 2.473% 1/16/2026**,@	425,000	425,002
Elm Trust 2016-1A A2 — 4.163% 6/20/2025**,††	356,000	357,891
Flagship VII Ltd. 2013-7A A2R — 2.70% 1/20/2026**,††	475,000	475,000
Fortress Credit Opportunities III CLO LP 2014-3A A1TR — 2.80% 4/28/2026**,@,††	1,322,000	1,322,000
Fortress Credit Opportunities III CLO LP 2014-3A A1T — 2.909% 4/28/2026**,@	565,000	566,312
Fortress Credit Opportunities V CLO Ltd. 2014-5A A1FR — 3.40% 10/15/2026**,††	683,000	683,000
Fortress Credit Opportunities V CLO Ltd. 2014-5A A2R — 3.75% 10/15/2026**,††	178,000	178,000
Fortress Credit Opportunities VII CLO, Ltd. 2016-7I E — 8.424% 12/15/2028@	561,000	565,146
Grayson CLO, Ltd. 2006-1A A1B — 1.394% 11/1/2021**,@	250,000	248,659
Longfellow Place CLO Ltd. 2013-1A CR — 3.709% 1/15/2024**,@	811,000	812,257
MidOcean Credit CLO I 2012-1A A2R — 3.523% 1/15/2024**,@	504,000	511,516
Nelder Grove CLO Ltd. 2014-1A AFR — 3.00% 8/28/2026**	250,000	249,215
NewMark Capital Funding CLO, Ltd. 2013-1A A2 — 2.184% 6/2/2025**,@	250,000	250,198
NewMark Capital Funding CLO, Ltd. 2014-2A AFR — 3.077% 6/30/2026**,††	250,000	250,000
NewMark Capital Funding CLO, Ltd. 2014-2A BFR — 3.669% 6/30/2026**,††	278,000	278,000
Nomad CLO, Ltd. 2013-1A A1 — 2.223% 1/15/2025**,@	250,000	249,999
Northwoods Capital X Ltd. 2013-10A A2R — 2.649% 11/4/2025**,††	797,000	796,601
Northwoods Capital X Ltd. 2013-10A B2R — 3.442% 11/4/2025**,††	250,000	249,875
Oaktree CLO Ltd. 2014-2A A1BR — 2.953% 10/20/2026**,††	293,000	293,000
Oaktree EIF II Series A1, Ltd. 2014-A1A A — 2.509% 8/15/2025**,@	317,000	317,043
Ocean Trails CLO V 2014-5A C2R — 4.70% 10/13/2026**	186,000	186,585
OHA Loan Funding LLC 2014-1A A2R — 2.95% 10/20/2026**,††	569,000	569,000

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES (Continued)
Peaks CLO 1, Ltd. 2014-1A C — 4.523% 6/15/2026**,@	$344,000	$344,238
Saranac CLO I Ltd. 2013-1A B — 3.082% 10/26/2024**,@	340,000	341,337
Senior Credit Fund SPV LLC 2016 1A — 3.033% 12/19/2025††	925,000	922,965
Telos CLO, Ltd. 2013-4A A — 2.323% 7/17/2024**,@	250,000	250,449
Telos CLO, Ltd. 2014-5A A — 2.573% 4/17/2025**,@	828,000	830,973
THL Credit Wind River CLO, Ltd. 2013-2A A2A — 2.464% 1/18/2026**,@	250,000	250,020
Washington Mill CLO Ltd. 2014-1A A2R — 2.90% 4/20/2026**,††	250,000	250,000
Washington Mill CLO Ltd. 2014-1A B2R — 3.60% 4/20/2026**,††	317,000	317,000
Westwood CDO II, Ltd. 2007-2A A2 — 1.388% 4/25/2022**,@	750,000	748,920
		$17,510,481
CREDIT CARD — 1.6%
Cabela’s Credit Card Master Note Trust 2016-1 A1 — 1.78% 6/15/2022	$1,343,000	$1,340,270
Capital One Multi-Asset Execution Trust 2016-A6 A6 — 1.82% 9/15/2022	1,051,000	1,050,224
Capital One Multi-Asset Execution Trust 2017-A1 A1 — 2.00% 1/17/2023	1,321,000	1,321,631
Discover Card Execution Note Trust 2014-A4 A4 — 2.12% 12/15/2021	1,152,000	1,162,169
Synchrony Credit Card Master Note Trust 2015-3 A — 1.74% 9/15/2021	1,012,000	1,012,691
Synchrony Credit Card Master Note Trust 2016-3 B — 1.91% 9/15/2022	104,000	102,960
		$5,989,945
EQUIPMENT — 5.0%
ARI Fleet Lease Trust 2015-A A2 — 1.11% 11/15/2018**	$440,617	$439,807
ARI Fleet Lease Trust 2016-A A2 — 1.82% 7/15/2024**	471,733	471,616
Ascentium Equipment Receivables LLC 2015-1A A3 — 1.61% 10/13/2020**	137,480	137,472
Ascentium Equipment Receivables LLC 2015-2A B — 2.62% 12/10/2019**	1,256,000	1,259,243
Ascentium Equipment Receivables Trust 2016-1A A2 — 1.75% 11/13/2018**	976,268	976,515
Avis Budget Rental Car Funding AESOP LLC 2014-2A A — 2.50% 2/20/2021**	172,000	172,957
Avis Budget Rental Car Funding AESOP LLC 2015-1A A — 2.50% 7/20/2021**	1,078,000	1,077,793
Avis Budget Rental Car Funding AESOP LLC 2015-2A A — 2.63% 12/20/2021**	616,000	616,508
CCG Receivables Trust 2015-1 A2 — 1.46% 11/14/2018**	352,781	352,080
Chesapeake Funding II LLC 2016-2A A1 — 1.88% 6/15/2028**	772,000	770,121
Chesapeake Funding II LLC 2016-1A A1 — 2.11% 3/15/2028**	1,308,388	1,309,294
Enterprise Fleet Financing LLC 2014-2 A2 — 1.05% 3/20/2020**	361,784	361,584
Enterprise Fleet Financing LLC 2015-1 A2 — 1.30% 9/20/2020**	532,217	531,875
Enterprise Fleet Financing LLC 2016-1 A2 — 1.83% 9/20/2021**	1,088,200	1,088,474
Enterprise Fleet Financing LLC 2016-2 A2 — 1.74% 2/22/2022**	485,000	484,049
Enterprise Fleet Financing LLC 2017-1 A3 — 2.60% 7/20/2022**	275,000	274,505
GreatAmerica Leasing Receivables Funding LLC Series 2016-1 A3 — 1.73% 6/20/2019**	1,000,000	999,736
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 A4 — 2.36% 1/20/2023**	177,000	176,424
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 C — 2.89% 1/22/2024**	250,000	249,108
Hertz Fleet Lease Funding LP 2016-1 A2 — 1.96% 4/10/2030**	1,364,000	1,362,999
Leaf Receivables Funding 10 LLC 2015-1 B — 2.42% 1/15/2021**	834,000	830,964
Leaf Receivables Funding 11 LLC 2016-1 A2 — 1.72% 7/15/2018**,††	433,974	433,699
NextGear Floorplan Master Owner Trust 2015-2A A — 2.38% 10/15/2020**	517,000	519,185
Prop Series 2017 1A — 5.30% 3/15/2042††	1,096,560	1,096,043
Verizon Owner Trust 2016-2A A — 1.68% 5/20/2021**	240,000	239,152
Verizon Owner Trust 2017-1A A — 2.06% 9/20/2021**	269,000	269,974
Verizon Owner Trust 2016-2A B — 2.15% 5/20/2021**	269,000	268,394
Verizon Owner Trust 2017-1A B — 2.45% 9/20/2021**	918,000	919,764
Volvo Financial Equipment LLC Series 2016-1A A2 — 1.44% 10/15/2018**	829,484	829,270

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES (Continued)
Volvo Financial Equipment LLC Series 2017-1A A4 — 2.21% 11/15/2021**	159,000	158,642
		$18,677,247
OTHER — 3.6%
Conn’s Receivables Funding LLC 2016-A A — 4.68% 4/16/2018**	$34,076	$34,112
Conn’s Receivables Funding LLC 2016-A B — 8.96% 8/15/2018**	665,000	673,389
New Residential Advance Receivables Trust 2015-ON1 2016-T4 AT4 — 3.107% 12/15/2050**,††	1,345,000	1,343,655
New Residential Advance Receivables Trust Advance Receivables Backed 2016-T1 AT1 — 2.751% 6/15/2049**	1,359,000	1,356,663
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2 — 2.575% 10/15/2049**,††	1,362,000	1,346,356
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2017-T1 AT1 — 3.214% 2/15/2051**,††	1,262,000	1,262,278
Ocwen Master Advance Receivables Trust 2016-T1 AT1 — 2.521% 8/17/2048**	1,343,000	1,340,902
Oportun Funding III LLC 2016-B A — 3.69% 7/8/2021**	264,000	264,524
Oportun Funding IV LLC 2016-C A — 3.28% 11/8/2021**	261,000	258,721
Panhandle-Plains Student Finance Corporation 2001-1 A2 — 2.478% 12/1/2031††	700,000	695,625
PFS Financing Corporation 2014-BA A — 1.512% 10/15/2019**,@	1,450,000	1,447,696
PFS Financing Corporation 2016-A A — 2.112% 2/18/2020**,@	1,516,000	1,522,243
Progreso Receivables Funding IV LLC 2015-B A — 3.00% 7/28/2020**	500,000	499,990
Unison Ground Lease Funding LLC 2013-1 B — 5.78% 3/15/2020**,††	349,000	344,914
WCP ISSUER LLC 2013-1 B — 6.657% 8/15/2020**,††	409,000	421,826
		$12,812,894
TOTAL ASSET-BACKED SECURITIES (Cost $78,338,483)		$78,504,742

CORPORATE BONDS & NOTES — 0.7%
CONSUMER, CYCLICAL — 0.1%
Northwest Airlines 1999-2 Class C Pass Through Trust — 8.304% 9/1/2010††	$232,812	$81,484
US Airways 1998-1B Pass Through Trust — 7.35% 1/30/2018	53,755	53,960
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 11/1/2020	57,793	57,723
		$193,167
ENERGY — 0.3%
Atwood Oceanics, Inc. — 6.50% 2/1/2020	$1,342,000	$1,197,735

FINANCIAL — 0.1%
N671US Trust — 7.50% 9/15/2020**,††	$142,311	$143,378
Berkshire Hathaway Finance Corporation — 1.299% 8/15/2019@	336,000	336,880
		$480,258
INDUSTRIAL — 0.0%
Air 2 US — 10.127% 10/1/2020**,††	$426,921	$132,345

TECHNOLOGY — 0.2%
Apple, Inc. — 1.90% 2/7/2020	$688,000	$690,013
TOTAL CORPORATE BONDS & NOTES (Cost $2,633,895)		$2,693,518

CORPORATE BANK DEBT — 1.0%
ACCTL — 6.387% 5/16/2022††,**	$519,390	$517,100
Intelsat Jackson Holding SA — 0.00% 6/30/2019**	365,000	355,908
MB1LTL — 6.00% 11/30/2022††,**	458,100	454,806
MB2LTL — 10.25% 11/30/2023††,**	184,000	182,210
OTGDDTL — 1.00% 8/23/2021††,**	40,000	372

See notes to financial statements.

	Principal Amount	Fair Value
BONDS & DEBENTURES (Continued)
OTGTL — 9.50% 8/23/2021††,**	$540,000	$534,222
SDTL — 7.00% 11/22/2021††,**	377,625	373,845
Xplornet Communications, Inc. Term Loan B — 7.00% 9/6/2021**	849,895	858,504
ZW1L — 6.00% 11/16/2022††,**	369,075	366,790
ZW2L — 10.00% 11/16/2023††,**	130,000	128,434

TOTAL CORPORATE BANK DEBT (Cost $3,750,081)		$3,772,191

MUNICIPALS — 0.1%
Wayne County GO, (TXBL-NTS), — 4.25% 12/1/2018	$322,000	$326,421

TOTAL MUNICIPALS (Cost $322,000)		$326,421

U.S. TREASURIES — 1.3%
U.S. Treasury Notes — 1.00% 12/15/2017	$1,300,000	$1,299,897
U.S. Treasury Notes — 1.375% 8/31/2020	2,693,000	2,668,575
U.S. Treasury Notes — 1.375% 10/31/2020	891,000	881,225
TOTAL U.S. TREASURIES (Cost $4,904,417)		$4,849,697
TOTAL BONDS & DEBENTURES — 35.6% (Cost $131,198,321)		$130,870,857
TOTAL INVESTMENT SECURITIES — 92.7% (Cost $308,363,018)		$339,895,431

SHORT-TERM INVESTMENTS — 8.7%
State Street Bank Repurchase Agreement — 0.09% 4/3/2017
(Dated 03/31/2017, repurchase price of $31,765,238, collateralized by: $33,825,000 principal amount U.S. Treasury Bond - 2.75% 2042, fair value $ 32,403,415)	$31,765,000	$31,765,000
TOTAL SHORT-TERM INVESTMENTS (Cost $31,765,000)		$31,765,000

TOTAL INVESTMENTS — 101.4% (Cost $340,128,018)		$371,660,431
Other Assets and Liabilities, net — (1.4)%		(5,259,360)
NET ASSETS — 100.0%		$366,401,071

*Non-income producing security.

@Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.

See notes to financial statements.

**Restricted securities. These restricted securities constituted 20.55% of total net assets at March 31, 2017, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Company does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Company’s Board of Directors.

††These securities have been valued in good faith under policies adopted by authority of the Board of Director in accordance with the Company’s fair value procedures. These securities constituted 5.35% of total net assets at March 31, 2017.

@@Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2017.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Company uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Company’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Company’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Company classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Company’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Company’s investments as of March 31, 2017:

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS

March 31, 2017

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Infrastructure Software	$30,559,422	$—	$—	$30,559,422
Diversified Banks	27,760,799	—	—	27,760,799
Aircraft & Parts	26,018,790	—	—	26,018,790
Internet Media	15,808,788	—	—	15,808,788
P&C Insurance	13,986,193	—	—	13,986,193
Insurance Brokers	13,629,173	—	—	13,629,173
Semiconductor Devices	11,119,666	—	—	11,119,666
Communications Equipment	10,140,338	—	—	10,140,338
Electrical Components	9,568,492	—	—	9,568,492
Investment Companies	6,600,045	—	—	6,600,045
Advertising & Marketing	6,327,981	—	—	6,327,981
Consumer Finance	6,200,642	—	—	6,200,642
Base Metals	5,573,877	—	—	5,573,877
Electrical Power Equipment	5,466,810	—	—	5,466,810
Life Science Equipment	4,919,808	—	—	4,919,808
Integrated Oils	4,239,898	—	—	4,239,898
Food & Drug Stores	2,842,560	—	—	2,842,560
Household Products	2,401,076	—	—	2,401,076
Exploration & Production	942,797	—	—	942,797
Other Common Stocks	4,917,419	—	—	4,917,419
Commercial Mortgage-Backed Securities
Agency	—	344,675	—	344,675
Agency Stripped	—	16,404,069	—	16,404,069
Non-Agency	—	2,621,402	772,347	3,393,749
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	8,028,297	—	8,028,297
Agency Pool Fixed Rate	—	4,129,286	—	4,129,286
Non-Agency Collateralized Mortgage Obligation	—	8,170,422	253,790	8,424,212
Asset-Backed Securities
Auto	—	23,514,175	—	23,514,175
Collateralized Loan Obligation	—	8,778,649	8,731,832	17,510,481
Credit Card	—	5,989,945	—	5,989,945
Equipment	—	17,147,505	1,529,742	18,677,247
Other	—	7,398,240	5,414,654	12,812,894
Corporate Bonds & Notes	—	2,336,311	357,207	2,693,518
Corporate Bank Debt	—	1,214,412	2,557,779	3,772,191
Municipals	—	326,421	—	326,421
U.S. Treasuries	—	4,849,697	—	4,849,697
Short-Term Investment	—	31,765,000	—	31,765,000
	$209,024,574	$143,018,506	$19,617,351	$371,660,431

See notes to financial statements.

The following table summarizes the Company’s Level 3 investment securities and related transactions during the period ended March 31, 2017:

Investments	Beginning Value at December 31, 2016	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In(Out)	Ending Value at March 31, 2017	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2017
Commercial Mortgage-Backed Securities Non-Agency	$818,000	—	—	$(45,653)	—	$772,347	$(512)
Residential Mortgage-Backed Securities Agency Collateralized Mortgage Obligation	1,395,483	$(1,417)	—	(13,365)	$(1,380,701)	—	—
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	302,523	(374)	—	(49,107)	—	253,790	374
Asset-Backed Securities Collateralized Loan Obligations	—	145	$6,392,000	—	(565,146)	8,731,832	81
Asset-Backed Securities Equipment	—	35	1,104,351	(31,466)	—	1,529,742	29
Other Asset-Backed Securities	7,166,200	28,115	1,331,994	—	—	5,414,654	13,313
Corporate Bonds & Notes	451,841	(39,467)	—	(55,167)	—	357,207	(55,634)
Corporate Bank Debt	2,429,494	(15,210)	149,000	(5,505)	—	2,557,779	(15,022)
	$12,563,541	$16,331	$8,977,345	$(200,263)	$(1,945,847)	$19,617,351	$57,371

Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Company’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.  Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were transfers of $1,945,847 out of Level 3 into Level 2 during the period ended March 31, 2017.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2017:

Financial Assets	Fair Value at March 31, 2017	Valuation Technique(s)	Unobservable Inputs	Price/Range

Commercial Mortgage-Backed Securities - Non-Agency	$772,347	Third-Party Broker Quote*	Quotes/Prices	$100.00

Corporate Bank Debt	$372	Pricing Model **	Reference prices	$98.93
	$2,557,407	Pricing Vendor	Prices	$97.51 - $99.56

Corporate Bonds and Notes	$357,207	Third-Party Broker Quote*	Quotes/Prices	$31.00 - $100.75

Asset-Backed Securities
Collateralized Mortgage Oblication	$8,731,832	Third-Party Broker Quote*	Quotes/Prices	$99.63 - $100.00
Equipment	$1,529,742	Third-Party Broker Quote*	Quotes/Prices	$99.94 - $99.95
Other	$5,414,654	Third-Party Broker Quote*	Quotes/Prices	$98.83 - $103.14

Residential Mortgage-Backed Securities
Non-Agency Collateralized Mortgage Obligation	$253,790	Third-Party Broker Quote*	Quotes/Prices	$100.00 - $100.11

* The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

** The Pricing Model technique for Level 3 securities involves calculating the difference between the fair value of the funded portion of the securitiy and the price at which the Fund is committed to fund the unfunded committment.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2017 (excluding short-term investments), was $308,363,018 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$32,786,868
Gross unrealized depreciation:	(1,365,874)
Net unrealized appreciation:	$31,420,994

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: May 30, 2017

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date: May 30, 2017